Submission	Oct. 03, 2026
Submission [Line Items]
Central Index Key	0002041610
Registrant Name	Paramount Skydance Corp
Registration File Number	333-297906
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES